Income Taxes (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of unrecognized income tax benefits
Unrecognized tax benefits, beginning of year	$ 0	$ 7	$ 7
Additions for income tax positions related to prior year	2	0	0
Reductions for income tax positions related to prior year	0	(7)	0
Unrecognized tax benefits, end of year	2	0	7
Unrecognized tax benefits that, if recognized, would impact the effective tax rate	2	0	2
Recognized interest and penalties	(5)
Accrued interest and penalties		5	5
Maximum
Reconciliation of unrecognized income tax benefits
Recognized interest and penalties		(1)	1
Accrued interest and penalties	$ 1